Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock-based compensation expense
	2022	2021
Stock Options	$28,730	-
Restricted Stock	89,962	-
	118,692	-

	2021	2020
Stock Options	$153,205	-
Restricted Stock	14,852	-
	168,057	-

Schedule of Black-Scholes option pricing model
Risk-free interest rate	1.335%
Expected term	5.5-6.25 years
Expected volatility	102.33%
Expected dividends	0%

Risk-free interest rate	1.335%
Expected term	5.5-6.25 years
Expected volatility	102.33%
Expected dividends	0%

Schedule of option activity
Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2021	-	-	-
Granted	-	-	-
Forfeited or Expired and Other Adj	-	-	-
Outstanding at March 31, 2021	-	-	-
Exercisable at March 31, 2021	-	-	-

Outstanding at January 1, 2022	1,603,000	$4.15	$3,045,700
Granted	61,000	$1.80	(2,820)
Forfeited or Expired and Other Adj	(22,000)	$4.15	52,800
Outstanding at March 31, 2022	1,642,000	$4.06	$(3,797,220)
Exercisable at March 31, 2022	75,256	$3.97	$(167,318)

Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at January 1, 2020	-	-	-
Granted	-	-	-
Forfeited or Expired and Other Adj	-	-	-
Outstanding at December 31, 2020	-	-	-
Exercisable at December 31, 2020	-	-	-

Granted	1,587,000	$4.19	$2,947,700
Forfeited or Expired and Other Adj	-	-	-
Outstanding at December 31, 2021	1,587,000	$4.19	$2,947,700
Exercisable at December 31, 2021	30,658	$4.15	$58,250

Schedule of restricted stock activity
Restricted Stock	Time-Based
Outstanding at January 1, 2021	-
Granted	-
Vested	-
Forfeited	-
Outstanding at March 31, 2021	-

Outstanding at January 1, 2022	154,960
Granted	125,000
Vested	(56,263)
Forfeited	-
Outstanding at March 31, 2022	223,697

Restricted Stock	Shares
Outstanding at January 1, 2020	-
Granted	-
Vested	-
Forfeited	-
Outstanding at December 31, 2020	-

Granted	160,318
Vested	(6,108)
Forfeited	-
Outstanding at December 31, 2021	154,210